Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2025
Significant Contingent Liabilities and Unrecognized Contract Commitments [Abstract]
Significant contingent liabilities and unrecognized contract commitments
39.	Significant contingent liabilities and unrecognized contract commitments
None.